UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                  August 8, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       82

Form 13F Information Table Value Total: $137,133
                                         (thousands)


List of Other Included Managers:  None


                                        CHESAPEAKE ASSET MANAGEMENT, LLC
                                             FORM 13F INFORMATION TABLE
                                               AS OF DATE: 6/30/02


COLUMN 1                    COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                                                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED   NONE

------------------------------------------------------------------------------------------------------------------------------------

ADVO INC.                    COMMON    007585102      2,377     62,442   X            SOLE      NONE        26,625        35,817
AES CORP.                    COMMON    00130H105         66     12,263   X            SOLE      NONE        12,000           263
AFLAC INC.                   COMMON    001055102     12,087    377,708   X            SOLE      NONE       148,948        228,76
AMERADA HESS CORP.           COMMON    023551104      1,898     23,000   X            SOLE      NONE        12,200        10,800
AMERICAN EXPRESS CO.         COMMON    025816109        505     13,911   X            SOLE      NONE        11,511         2,400
AMERICAN INTERNATIONAL
  GROUP INC.                 COMMON    026874107      3,521     51,610   X            SOLE      NONE        38,264        13,346
AMGEN                        COMMON    031162100      2,358     56,300   X            SOLE      NONE        31,450        24,850
ANHEUSER BUSCH COS. INC.     COMMON    035229103      1,719     34,376   X            SOLE      NONE        16,592        17,784
AOL TIME WARNER              COMMON    00184A105      1,126     76,549   X            SOLE      NONE        44,100        32,449
ARCH WIRELESS INC.           COMMON    039392105       0.01     46,007   X            SOLE      NONE        46,007             0
ARCHER DANIELS MIDLAND       COMMON    039483102      1,260     98,512   X            SOLE      NONE        63,969        34,543
BJS WHSL CLUB INC.           COMMON    05548J106      3,338     86,709   X            SOLE      NONE        34,104        52,605
BP PLC SPONS ADR             COMMON    055622104        352      6,975   X            SOLE      NONE         1,058         5,917
BANK ONE CORP.               COMMON    06423A103      1,304     33,900   X            SOLE      NONE        19,200        14,700
BELLSOUTH CORP.              COMMON    079860102        250      7,937   X            SOLE      NONE         1,546         6,391
BT GROUP PLC ADR             COMMON    05577E101        234      6,150   X            SOLE      NONE         3,650         2,500
CADBURY SCHWEPPES PLC        COMMON    127209302        441     14,597   X            SOLE      NONE         8,374         6,223
CAMPBELL SOUP CO.            COMMON    134429109        254      9,165   X            SOLE      NONE         8,665           500
CARNIVAL CORP. CL A          COMMON    143658102        775     27,971   X            SOLE      NONE        14,000        13,971
CHESAPEAKE ENERGY CORP.      COMMON    165167107      1,439    199,800   X            SOLE      NONE       116,500        83,300
CHUBB CORP.                  COMMON    171232101      2,159     30,500   X            SOLE      NONE        17,500        13,000
CHURCH & DWIGHT INC.         COMMON    171340102        426     13,590   X            SOLE      NONE         1,700        11,890
CINCINNATI FINANCIAL CORP.   COMMON    172062101        231      4,959   X            SOLE      NONE             0         4,959
CITIGROUP INC.               COMMON    172967101      1,413     36,467   X            SOLE      NONE        21,134        15,333
COPYTELE INC.                COMMON    217721109         12     25,000   X            SOLE      NONE        25,000             0
CORNING INC.                 COMMON    219350105        324     91,375   X            SOLE      NONE        62,600        28,775
E I DUPONT DE NEMOURS CO     COMMON    263534109        290      6,524   X            SOLE      NONE             0         6,524
ECHOSTAR COMMUNICATIONS      COMMON    278762109      2,730    147,100   X            SOLE      NONE        74,400        72,700
ERICSSON L M TEL CO. A       COMMON    294821400        821    570,058   X            SOLE      NONE       208,400       361,658
EXXON MOBIL CORP.            COMMON    30231G102     31,332    765,698   X            SOLE      NONE       726,282        39,416
FEDERAL NAT MTG ASSN.        COMMON    313586109      2,495     33,825   X            SOLE      NONE        13,800        20,025
FIRST HEALTH GROUP CO.       COMMON    320960107      1,025     36,554   X            SOLE      NONE        10,000        26,554
GENERAL ELECTRIC CO.         COMMON    369604103      4,729    162,778   X            SOLE      NONE        42,000       120,778
GENERAL MOTORS CORP. CL  H   COMMON    370442832        859     82,630   X            SOLE      NONE        61,600        21,030
GLAXOSMITHKLINE PLC ADR      COMMON    37733W105        212      4,911   X            SOLE      NONE         2,958         1,953
GRANT PRIDECO INC.           COMMON    38821G101        675     49,600   X            SOLE      NONE        29,200        20,400
INTEL CORP.                  COMMON    458140100        700     38,300   X            SOLE      NONE        21,500        16,800
INTL BUSINESS MACHINES       COMMON    459200101      1,491     20,708   X            SOLE      NONE        16,240         4,468
INTERNATIONAL PAPER CO.      COMMON    460146103        201      4,619   X            SOLE      NONE         4,540            79
J.P. MORGAN CHASE & CO.      COMMON    46625H100      1,857     54,760   X            SOLE      NONE        30,000        24,760
JOHNSON & JOHNSON            COMMON    478160104        683     13,075   X            SOLE      NONE         3,650         9,425
LOCKHEED MARTIN CORP.        COMMON    539830109      8,754    125,956   X            SOLE      NONE        57,500        68,456
LORAL SPACE & COMMUN         COMMON    G56462107         16     16,000   X            SOLE      NONE        16,000             0
MERCK & CO. INC.             COMMON    589331107      3,882     76,662   X            SOLE      NONE        33,400        43,262
MOTOROLA INC.                COMMON    620076109        863     59,165   X            SOLE      NONE        23,400        35,765
NEWS CORP LTD. ADR           COMMON    652487703        942     41,100   X            SOLE      NONE        18,500        22,600
NEWSCORP LTD. SPON ADR       COMMON    652487802        298     15,090   X            SOLE      NONE         2,500        12,590
ORACLE SYSTEMS CORP.         COMMON    68389X105        342     36,100   X            SOLE      NONE        21,700        14,400
PEPSICO INC.                 COMMON    713448108      1,215     25,200   X            SOLE      NONE        17,100         8,100
PFIZER INC.                  COMMON    717081103      1,022     29,213   X            SOLE      NONE             0        29,213
PHARMACIA CORP.              COMMON    71713U102        760     20,300   X            SOLE      NONE        14,500         5,800
PITNEY BOWES INC.            COMMON    724479100        458     11,533   X            SOLE      NONE         9,000         2,533
PROCTER & GAMBLE CO.         COMMON    742718109        288      3,220   X            SOLE      NONE         1,000         2,220
PXRE CORP.                   COMMON    G73018106        353     15,200   X            SOLE      NONE        14,400           800
Q MED INC.                   COMMON    747914109        335     40,100   X            SOLE      NONE        40,100             0
QWEST COMMUNICATIONS         COMMON    749121109         29     10,184   X            SOLE      NONE         6,491         3,693
REDWOOD TR INC PFD CV        CONVERT   758075600        261      7,900   X            SOLE      NONE         7,900             0
ROYAL DUTCH PETROLEUM NY     COMMON    780257804      3,570     64,589   X            SOLE      NONE        18,300        46,289
SBC COMMUNICATIONS INC.      COMMON    78387G103        289      9,487   X            SOLE      NONE         4,836         4,651
SCHLUMBERGER LTD.            COMMON    806857108      1,572     33,809   X            SOLE      NONE        11,124        22,685
SCIENTIFIC ATLANTA INC.      COMMON    808655104        270     16,400   X            SOLE      NONE        12,000         4,400
SEARS ROEBUCK CO.            COMMON    812387108        230      4,240   X            SOLE      NONE         4,240             0
SPDR TR UNIT SER 1           COMMON    78462F103        307      3,100   X            SOLE      NONE         2,300           800
TARO PHARMACEUTICALS INC.    COMMON    M8737E108      1,655     67,498   X            SOLE      NONE        42,498        25,000
TELEFONICA S A ADR           COMMON    879382208        466     18,750   X            SOLE      NONE        10,324         8,426
TEXAS INSTRUMENTS INC.       COMMON    882508104        531     22,400   X            SOLE      NONE        18,400         4,000
3M COMPANY                   COMMON    88579Y101        252      2,052   X            SOLE      NONE             0         2,052
TOOTSIE ROLL INDS. INC.      COMMON    890516107        810     20,997   X            SOLE      NONE         7,826        13,171
TRANSOCEAN SEDCO FOREX       COMMON    G90078109        215      6,909   X            SOLE      NONE         2,402         4,507
TYCO INTERNATIONAL LTD.      COMMON    902124106        272     20,168   X            SOLE      NONE         9,180        10,988
UNILEVER N V                 COMMON    904784709      6,106     94,229   X            SOLE      NONE        34,330        59,899
UNION PACIFIC CORP.          COMMON    907818108        250      3,948   X            SOLE      NONE         2,164         1,784
UNITEDHEALTH GROUP INC       COMMON    91324P102        426      4,654   X            SOLE      NONE         4,654             0
UST INC.                     COMMON    902911106        839     24,690   X            SOLE      NONE        11,300        13,390
VASOGEN INC.                 COMMON    92232F103        103     40,500   X            SOLE      NONE        40,500             0
VERIZON COMMUNICATION        COMMON    92343V104        391      9,742   X            SOLE      NONE         2,147         7,595
VODAFONE GROUP PLC           COMMON    92857W100        754     55,255   X            SOLE      NONE        29,265        25,990
WACHOVIA CORP.               COMMON    929903102      5,328    139,538   X            SOLE      NONE        69,700        69,838
WACHOVIA CORP.               PREFERRED 929903201         31     88,000   X            SOLE      NONE        42,100        45,900
WALT DISNEY CO.              COMMON    254687106      1,869     98,883   X            SOLE      NONE        44,753        54,130
WORLDCOM INC                 COMMON    98157D106         82     98,621   X            SOLE      NONE        51,262        47,359
WYETH                        COMMON    983024100        728     14,220   X            SOLE      NONE         5,400         8,820





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